                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                                 CLASS A SHARES
                                      AND
                                 CLASS B SHARES

                         SUPPLEMENT DATED JULY 27, 1999
  TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 2, 1998
            (AS SUPPLEMENTED FOR PROSPECTUS THROUGH APRIL 20, 1999)

FOR THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF ALL FUNDS:

This Supplement incorporates certain information provided in a previous supplement dated July 12, 1999.

Craig R. Rodby and John R. Graf have resigned as Trustees and Officers of the Funds. Effective July 27, 1999, the size of the Board was reset at 12 (nine of the Trustees are independent and three are employees of VALIC or its affiliates). The following individuals were elected by the Board of Trustees to serve as trustees of the Series Company:

Kent E. Barrett*                       Executive Vice President and Chief Financial Officer,
2929 Allen Parkway                     American General Retirement Services (February
Houston, Texas 77019                   1999-Present); formerly, Executive Vice President and Chief
Date of Birth: 9/20/56                 Financial Officer, American General Life & Accident Company.

Alice T. Kane*                         Executive Vice President American General Investment
125 Maiden Lane                        Management, L.P. (May 1998-Present); formerly, Executive
New York, New York                     Vice President, New York Life Insurance Company (1994-1998).
Date of Birth: 11/16/48

---------------

* Interested persons of the Series Company as defined in the Investment Company Act of 1940 specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or one of its affiliates.

Effective July 27, 1999, Ms. Kane and Mr. Bartlett were elected President and Executive Vice President of the Series Company, respectively.

FOR THE PROSPECTUS ONLY:

All Funds

Effective immediately, all inquiries regarding the prospectus should be directed, in writing, to American General Fund Group Customer Service, P.O. Box 219502, Kansas City, Missouri 64121-6502, or by calling 1-877-999-2434.

Effective immediately, under "General Redemption Policies," on page 82 of the prospectus, the amount of a redemption request which must be accompanied by a signature guarantee has been lowered from an amount in excess of $50,000 to an amount in excess of $25,000. As always, a signature guarantee will be required for a redemption request of any amount, where the redemption proceeds are to be sent somewhere other than the address of record on the Series Company's books or if the current address of record has not been on the books for 60 days.

Under "Systematic Withdrawals," on page 81 of the prospectus, if you own Class B Shares you may redeem up to 12% annually of your account value without incurring a CDSC, which replaces the provision that you may only redeem up to 12% annually of your initial account without incurring a CDSC. As always, the minimum amount of a withdrawal under the Systematic Withdrawal program, is $50 and the minimum account size is $5,000.

Effective May 1, 1999, the Funds' distributor was changed from VALIC Investment Services Company (VISCO) to A.G. Distributors, Inc., an affiliate of VALIC. Effective July 14, 1999, A.G. Distributors, Inc. changed its name to American General Distributors, Inc. All references to VISCO in this prospectus should instead refer to American General Distributors, Inc.

Fund shares are now sold to the public by broker/dealers separate from the Distributor, although one is an affiliate. The Distributor remains the Series Company's principal underwriter. The "Purchasing and Selling Fund Shares" section of this Prospectus should now reflect that sales charges on Class A shares are allocated between the Distributor and the selling broker/dealer. Similarly, any reallowance of sales charge shown in the sales charge tables should now reflect that it is reallowed to selling broker/dealers. The Distributor may, in its discretion, reallow up to 100% of any sales charge on Class A shares. Also, on Class B shares, the 4.00% commission paid at the time of purchase is now paid to the selling broker/dealer, as is the service fee under the Distribution and Service Plan.

American General Stock Index Fund, American General Mid Cap Index Fund, American General Small Cap Index Fund and American General Small Cap Value Fund

Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Bankers Trust has informed the Funds that, under this new arrangement, the services provided to the Funds will be maintained at their current level. As a result of the foregoing transaction, on April 20, 1999, the Board of Trustees approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

Effective as of July 6, 1999, Kathy Condon has assumed portfolio management responsibilities for each Fund. Ms. Condon is the Managing Director and Head of Passive Investments of the sub-adviser. Ms. Condon has been with the sub-adviser since 1970.

On July 27, 1999, the Board of Trustees of the Series Company approved the termination of Bankers Trust as sub-adviser of each Fund. VALIC expects to reassume direct management of each Fund's investment portfolio on September 1, 1999. As of that date, Paul Green, CFA will assume portfolio management responsibility for each Fund. Mr. Green has been Vice President and Investment Officer of VALIC since February 1999. Previously, Mr. Green was with BARRA, Inc., a financial consulting firm, since July 1993.

American General Growth Lifestyle Fund

The asset allocation ranges included in the "Fact Sheet" should reflect a range of 20% to 30% for large capitalization equity securities rather than the range of 25% to 35%.

American General Moderate Growth Lifestyle Fund

The asset allocation ranges included in the "Fact Sheet" should reflect a range of 25% to 35% for large capitalization equity securities rather than the range of 25% to 30%.

VA 10856-B

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             INSTITUTIONAL CLASS I
                                      AND
                             INSTITUTIONAL CLASS II

                         SUPPLEMENT DATED JULY 27, 1999
  TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 2, 1998

FOR THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF ALL FUNDS:

This Supplement incorporates certain information provided in a previous supplement dated July 12, 1999.

Craig R. Rodby and John R. Graf have resigned as Trustees and Officers of the Funds. Effective July 27, 1999, the size of the Board was reset at 12 (nine of the Trustees are independent and three are employees of VALIC or its affiliates). The following individuals were elected by the Board of Trustees to serve as trustees of the Series Company:

Kent E. Barrett*                   Executive Vice President and Chief Financial Officer,
2929 Allen Parkway                 American General Retirement Services (February
Houston, Texas 77019               1999-Present); formerly, Executive Vice President and Chief
Date of Birth: 9/20/56             Financial Officer, American General Life & Accident Company.

Alice T. Kane*                     Executive Vice President, American General Investment
125 Maiden Lane                    Management, L.P. (May 1998-Present); formerly, Executive
New York, New York                 Vice President, New York Life Insurance Company (1994-1998).
Date of Birth: 1/16/48

---------------

* Interested persons of the Series Company as defined in the Investment Company Act of 1940 specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or one of its affiliates.

Effective July 27, 1999, Ms. Kane and Mr. Barrett were elected President and Executive Vice President of the Series Company, respectively.

FOR THE PROSPECTUS ONLY:

All Funds

Effective May 1, 1999, the Funds' distributor was changed from VALIC Investment Services Company (VISCO) to A.G. Distributors, Inc., an affiliate of VALIC. Effective July 14, 1999, A. G. Distributors, Inc. changed its name to American General Distributors, Inc. All references to VISCO in this prospectus should instead refer to American General Distributors, Inc.

On January 19, 1999, the Board of Trustees of the Series Company approved certain changes to the Funds' investment restrictions with respect to illiquid and restricted securities. Specifically, the section entitled "Illiquid and Restricted Securities" under "Types of Investments" is re-titled and replaced in its entirety with the following:

     ILLIQUID SECURITIES

     An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

     A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

     All the Funds, except the Lifestyle Funds, may buy illiquid securities, but are restricted as to how much money they may invest in them.

The related sidebar should only reference illiquid securities.

In the "Fact Sheets" for the Large Cap Value Fund, Mid Cap Value Fund, Socially Responsible Fund, and Money Market Fund, please disregard all references to restricted securities under "Investment Strategy." The stated limit should refer to illiquid securities only.

American General Small Cap Value Fund

Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Bankers Trust has informed the Fund that, under this new arrangement, the services provided to the Fund will be maintained at their current level. As a result of the foregoing transaction, on April 20, 1999, the Board of Trustees approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

Effective as of July 6, 1999, Kathy Condon has assumed portfolio management responsibilities for the Fund. Ms. Condon is the Managing Director and Head of Passive Investments of the sub-adviser. Ms. Condon has been with the sub-adviser since 1970.

On July 27, 1999, the Board of Trustees of the Series Company approved the termination of Bankers Trust as sub-adviser of the Fund. VALIC expects to reassume direct management of the Fund's investment portfolio on September 1, 1999. As of that date, Paul Green, CFA will assume portfolio management responsibility for the Fund. Mr. Green has been Vice President and Investment Officer of VALIC since February 1999. Previously, Mr. Green was with BARRA, Inc., a financial consulting firm, since July 1993.

American General Balanced Fund

R. Bryan Jacoboski is no longer a portfolio manager for the Fund. All of the other portfolio managers for the Fund identified in this prospectus will continue to manage the Fund.

American General Core Bond Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

American General Domestic Bond Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

American General Growth Lifestyle Fund

The asset allocation ranges included in the "Fact Sheet" should reflect a range of 20% to 30% for large capitalization equity securities rather than the range of 25% to 35%.

American General Moderate Growth Lifestyle Fund

The asset allocation ranges included in the "Fact Sheet" should reflect a range of 25% to 35% for large capitalization equity securities rather than the range of 25% to 30%.

VA 10856-I/IID

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                         SUPPLEMENT DATED JULY 27, 1999
                  TO STATEMENT OF ADDITIONAL INFORMATION DATED
           NOVEMBER 2, 1998 (AS SUPPLEMENTED THROUGH APRIL 20, 1999)

     The Stock Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the Small Cap Value Fund, the American General International Growth Fund, the American General Mid Cap Growth Fund, the American General Small Cap Growth Fund, the American General Large Cap Value Fund, the American General Mid Cap Value Fund, the American General Small Cap Value Fund, the Socially Responsible Fund and the American General Balanced Fund are permitted to invest in Standard and Poor's Depositary Receipts as described herein under "Investment Practices."

     The Distributor may make payments to authorized dealers of record for purchases of $1 million or more of Class A Shares, which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% on sales of $1 million to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

     Craig R. Rodby and John R. Graf have resigned as Trustees and Officers of the Funds. Effective July 27, 1999, the size of the Board was reset at 12 (nine of the Trustees are independent and three are employees of VALIC or its affiliates). The following individuals were elected by the Board of Trustees to serve as trustees of the Series Company:

Kent E. Barrett*                       Executive Vice President and Chief Financial Officer,
2929 Allen Parkway                     American General Retirement Services (February
Houston, Texas 77019                   1999-Present); formerly, Executive Vice President and Chief
Date of Birth: 9/20/56                 Financial Officer, American General Life & Accident Company.

Alice T. Kane*                         Executive Vice President American General Investment
125 Maiden Lane                        Management, L.P. (May 1998-Present); formerly, Executive
New York, New York                     Vice President, New York Life Insurance Company (1994-1998).
Date of Birth: 11/16/48

---------------

* Interested persons of the Series Company as defined in the Investment Company Act of 1940 specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or one of its affiliates.

Effective July 27, 1999, Ms. Kane and Mr. Barrett were elected President and Executive Vice President of the Series Company, respectively.

VA 10856-1B